CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (2,077,889)	$ (1,318,507)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	53
Impairment loss		10,000
Stock based compensation expense	282,262	59,122
Accretion of debt discount	165,481
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses	(21,242)	(2,845)
Increase (decrease) in accounts payable	(71,563)	65,381
Increase (decrease) in related party payable	3,195	22,840
Increase (decrease) in interest payable to related party	15,220
Increase (decrease) in contract and contributions payable	(84,125)	(131,500)
Net cash used in operating activities	(1,788,608)	(1,295,509)
Cash flows from investing activity
Purchase of equipment	(951)
Net cash flows from investing activity	(951)
Cash flows from financing activities
Proceeds from exercise of warrants and issuance of common stock	1,110,001	1,010,000
Proceeds from the issuance of convertible promissory note	700,000
Net cash provided by financing activities	1,810,001	1,010,000
Increase in cash and cash equivalents	20,442	(285,509)
Cash and cash equivalents at beginning of year	397,589	683,098
Cash and cash equivalents at end of year	418,031	397,589
Supplemental disclosure of cash flow information:
Interest paid in cash
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Debt discount recorded for value of warrants issued	340,735
Debt discount recorded for beneficial conversion feature	$ 359,265